Asset Under Development - Schedule Of Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Extractive Industries Rollforward [Abstract]
Opening asset under development balance	$ 658,247 [1]	$ 434,248
Additions	161,600	283,927
Transfer from vessels and equipment, net	0	77,172
Transfer from other non-current assets	0	16,213
Interest costs capitalized	30,742	34,296
Disposal of LNG Croatia	0	(187,609)
Closing asset under development balance	$ 850,589	$ 658,247 [1]

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).